Net premiums earned (Tables)	12 Months Ended
Dec. 31, 2019
Insurance service result [abstract]
Summary of insurance premium revenue
This caption is comprised of the following:

	Premiums assumed			Adjustment of technical reserves			Gross premiums earned (*)			Premiums ceded to reinsurers			Net premiums earned
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance
Annuities (**)	275,303	264,305	226,564	(150,002)	(229,097)	(191,612)	125,301	35,208	34,952	—	—	—	125,301	35,208	34,952
Group life	136,502	110,049	128,259	(62)	1,351	5	136,440	111,400	128,264	(5,463)	(4,232)	(3,437)	130,977	107,168	124,827
Individual life	135,810	130,419	64,467	(82,343)	(40,861)	(35,010)	53,467	89,558	29,457	(4,430)	(3,678)	(2,778)	49,037	85,880	26,679
Retirement, disability and survival (***) and (****)	12,282	160,388	36,436	15,523	(42,603)	(12,753)	27,805	117,785	23,683	(3,151)	(107,296)	(26,189)	24,654	10,489	(2,506)
Others	2	3	10	(3,422)	(1,562)	(2,266)	(3,420)	(1,559)	(2,256)	—	—	(1)	(3,420)	(1,559)	(2,257)

Total life insurance	559,899	665,164	455,736	(220,306)	(312,772)	(241,636)	339,593	352,392	214,100	(13,044)	(115,206)	(32,405)	326,549	237,186	181,695
Total general insurance	102,402	96,921	77,894	(2,217)	(4,032)	1,461	100,185	92,889	79,355	(126)	(1,509)	(1,701)	100,059	91,380	77,654

Total general	662,301	762,085	533,630	(222,523)	(316,804)	(240,175)	439,778	445,281	293,455	(13,170)	(116,715)	(34,106)	426,608	328,566	259,349

(*)	It includes the annual variation of technical reserves and unearned premiums.
(**)	The variation of the adjustment of technical reserves is due mainly to aging over time; see Note 14(b).
(***)
As part of the Private Pension System reform that started in 2013, as regards to the coverage of survival and disability of the pension insurance, the affiliates portfolio was divided into seven parts so that insurance companies manage obligations and rights as a whole. In this way, when an affiliate needs a pension from the pension insurance, the pension will be divided into seven parts and each insurance company will have to assume a corresponding part. This coverage is allocated through a public tender. In December 2016, the call for the “Third Public Tender No. 03/2016” was made to cover the period from January 1, 2017, to December 31, 2018. As result of said process, Interseguro did not win the allocation, but Seguros Sura was awarded a seventh part of this coverage, which is 70 percent reinsured. In November 2018, the call for the “Fourth Public Tender No. 04/2018” was made, to cover the period from January 1, 2019, to December 31, 2020, and as result of this process, the company was not awarded any coverage.

(****)
In April 2016, the Congress of the Republic of Peru approved the amendment of the SPP Act, through which the affiliates of the Pension Fund Administrators (AFPs) who turn 65 and retire, can choose, among other existing retirement modalities, the return of 95.5 percent of the total fund available from their Individual Capitalization Account (“CIC”, by its Spanish acronym). During 2017, in order to offset the contraction of retirement income as a result of the aforementioned amendment to the SPP Act, Interseguro launched the “Renta Particular Plus”; Note 10(a), product and raised funds from said product as of December 31, 2019 and 2018, for S/177,842,000 and S/174,632,000, respectively. This allowed to maintain the product portfolio level and the long-term cash fundraising. As of December 31, 2019, retirement premiums amounted to S/3,841,000 (in 2018 and 2017, amounted to S/10,469,000 and S/24,786,000, respectively).